Stock Based Compensation Plans	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK BASED COMPENSATION PLANS

NOTE 15:  Stock Based Compensation PlanS

All share and per share values have been adjusted, where appropriate, by the 1.6472 exchange rate used in the Conversion and Offering that occurred on October 16, 2014.

April 2010 Stock Option Grants

In June 2011, the board of directors of the Company approved the grant of stock option awards to its directors and executive officers under the 2010 Stock Option Plan that had 247,080 shares authorized for award.  A total of 74,124 stock option awards were granted to the nine directors of the Company, at that time, and 123,540 stock option awards, in total, were granted to the Chief Executive Officer and the Company’s then four senior vice presidents.  The awards vested ratably over five years (20% per year for each year of the participant’s service with the Company) with an expiration date ten years from the date of the grant, or June 2021.  The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 2.2%; volatility factors of the expected market price of the Company's common stock of 0.45; weighted average expected lives of the options of 7.0 years: cash dividend yield of 1.49%. Based upon these assumptions, the weighted average fair value of options granted was $2.29.

In July 2013, the board of directors of the Company approved the grant of 16,472 stock option awards in total to two newly elected directors of the Company.  The awards vested ratably over five years (20% per year for each year of the participant’s service with the Company) with an expiration date ten years from the date of the grant, or July 2023.  The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 2.0%; volatility factors of the expected market price of the Company's common stock of 0.45; weighted average expected lives of the options of 7.0 years: cash dividend yield of 1.0%. Based upon these assumptions, the weighted average fair value of options granted was $3.69.

In November 2015, the board of directors of the Company approved the grant of 16,472 stock option awards in total to two newly elected directors of the Company.  The awards vest ratably over five years (20% per year for each year of the participant’s service with the Company) and will expire ten years from the date of the grant, or November 2025.  The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 1.9%; volatility factors of the expected market price of the Company's common stock of 0.23; weighted average expected lives of the options of 7.0 years: cash dividend yield of 1.4%. Based upon these assumptions, the weighted average fair value of options granted was $2.56.

In April 2016, the board of directors of the Company approved the grant of 47,768 stock option awards in total to three officers and one recently promoted senior officer.  The awards vest ratably over five years (20% per year for each year of the participant’s service with the Company) and will expire ten years from the date of the grant, or April 2026.  The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 1.6%; volatility factors of the expected market price of the Company's common stock of 0.32; weighted average expected lives of the options of 7.0 years: cash dividend yield of 1.55%. Based upon these assumptions, the weighted average fair value of options granted was $3.17.

May 2016 Stock Option Grants

In May 2016, the board of directors of the Company approved the grant of stock option awards to its directors, executive officers, senior officers and officers under the 2016 Equity Incentive Plan that was approved at the Annual Meeting of Shareholders on May 4, 2016 when 263,605 shares were authorized for award.

A total of 79,083 stock option awards were granted to the nine directors of the Company and 44,812 stock option awards, in total, were granted to thirteen officers.  The awards vest ratably over five years (20% per year for each year of the participant’s service with the Company) and will expire ten years from the date of the grant, or May 2026.  The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 1.6%; volatility factors of the expected market price of the Company's common stock of 0.32; weighted average expected lives of the options of 7.0 years: cash dividend yield of 1.55%. Based upon these assumptions, the weighted average fair value of options granted was $3.32.

A total of 92,261 stock option awards were granted to the Chief Executive Officer, two executive officers and three senior officers.  The awards vest ratably over seven years (approximately 14.28% per year for each year of the participant’s service with the Company) with the exception of one senior officer whose awards vested upon retirement on August 1, 2017 and will expire ten years from the date of the grant, or May 2026.  The fair value of each option grant was established at the date of grant using the Black-Scholes option pricing model. The Black-Scholes model used the following weighted average assumptions: risk-free interest rate of 1.7%; volatility factors of the expected market price of the Company's common stock of 0.32; weighted average expected lives of the options of 7.0 years: cash dividend yield of 1.55%. Based upon these assumptions, the weighted average fair value of options granted was $3.59.

Activity in the stock option plans is as follows:

	Options Outstanding		Shares Exercisable
	Number of	Weighted Average	Number of	Weighted Average
(Shares in thousands)	Shares	Exercise Price	Shares	Exercise Price
Outstanding at December 31, 2017	395	$9.68	168	$7.61
Granted	-	$-	-	$-
Newly vested	-	11.05	52	-
Exercised	(67)	-	(67)	-
Expired	(3)	11.35	-	-
Outstanding at December 31, 2018	325	$10.50	153	$9.65
Granted	-	$-	-	$-
Newly vested	-	11.10	62	-
Exercised	(21)	-	(21)	-
Expired	(1)	11.35	-	-
Outstanding at December 31, 2019	303	$10.51	194	$10.04

The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options prior to the expiration date.  The intrinsic value can change based on fluctuations in the market value of the Company’s stock.  At December 31, 2019, the intrinsic value of the stock options was $1.0 million.  At December 31, 2018, the intrinsic value of the stock options was $1.7 million.

At December 31, 2019, the average remaining contractual life of outstanding options and shares exercisable were 5.7 years and 5.3 years, respectively.

May 2016 Restricted Stock Unit Grants

In May 2016, the board of directors of the Company approved the grant of restricted stock units to its directors, executive officers, senior officers and officers under the 2016 Equity Incentive Plan that was approved at the Annual Meeting of Shareholders on May 4, 2016 when 105,442 shares were authorized for award.  A total of 31,635 restricted stock units were granted to the nine directors of the Company and 8,436 restricted stock units, in total, were granted to two officers.  The units vest ratably over five years (20% per year for each year of the participant’s service with the Company).

A total of 46,570 restricted stock units, in total, were granted to the Chief Executive Officer, two executive officers and three senior officers.  The units vest ratably over seven years (approximately 14.28% per year for each year of the participant’s service with the Company) with the exception of one senior officer whose units vested upon retirement on August 1, 2017.

The compensation expense of the stock option awards and restricted stock units is based on the fair value of the instruments on the date of grant.  The Company recorded compensation expense in the amount of $291,000 and $398,000 in 2019 and 2018, respectively, and is expected to record $289,000, $153,000, $92,000 and $31,000 in 2020 through 2023.